Prospector Capital Appreciation Fund

Schedule of Investments

March 31, 2025 (Unaudited)

COMMON STOCKS - 74.3%	Shares	Value
Banks - 7.9%
Ameris Bancorp	11,507	$662,458
First National Bank PA	17,900	240,755
KeyCorp	36,800	588,432
PNC Financial Services Group	2,485	436,789
Prosperity Bancshares	10,530	751,526
SouthState	7,470	693,365
		3,373,325

Communication Services - 0.9%
Alphabet, Inc. - Class A	2,585	399,744

Consumer Discretionary - 4.2%
Darden Restaurants	4,180	868,437
Expedia Group	3,463	582,130
Texas Roadhouse	2,120	353,256
		1,803,823

Consumer Staples - 7.6%
Church & Dwight	4,230	465,681
Colgate-Palmolive	6,490	608,113
Kenvue	26,500	635,470
Mondelez International - Class A	6,949	471,490
Nomad Foods	28,350	557,077
Simply Good Foods Co. (a)	13,900	479,411
		3,217,242

Diversified Financial Services - 1.5%
Fidelity National Information Services	8,775	655,317

Energy - 6.3%
Exxon Mobil	8,141	968,209
Hess	6,672	1,065,719
Permian Resources	23,900	331,015
Suncor Energy	8,500	329,120
		2,694,063

Health Care - 9.7%
Abbott Laboratories	9,375	1,243,594
AstraZeneca - ADR	5,635	414,173
Henry Schein (a)	4,500	308,205
Hologic (a)	4,907	303,105
Johnson & Johnson	3,430	568,831
Merck & Co.	9,625	863,940
Option Care Health (a)	11,500	401,925
		4,103,773

Industrials - 11.1%
CACI International - Class A (a)	1,139	417,922
Curtiss-Wright	1,330	421,969
Eaton	4,223	1,147,938
Fortune Brands Innovations	6,495	395,416
Honeywell International	2,035	430,911
Leidos Holdings	3,335	450,025
Paychex	2,116	326,456

Pentair	6,940	607,111
Raytheon Technologies	3,950	523,217
		4,720,965

Information Technology - 3.7%
Littelfuse	2,553	502,277
Microsoft	1,310	491,761
Trimble (a)	8,947	587,371
		1,581,409

Insurance Brokers - 6.1%
Arthur J. Gallagher & Co.	3,525	1,216,971
Brown & Brown	11,040	1,373,376
		2,590,347

Life & Health Insurance - 2.7%
Globe Life	8,756	1,153,340

Materials - 0.9%
PPG Industries	3,608	394,535

Property & Casualty Insurance - 6.5%
Fairfax Financial Holdings	680	984,132
First American Financial	8,850	580,825
Progressive	1,545	437,250
White Mountains Insurance Group	386	743,363
		2,745,570

Real Estate - 2.9%
CubeSmart	9,290	396,776
Four Corners Property Trust	15,625	448,438
Howard Hughes Holdings (a)	5,081	376,400
		1,221,614

Reinsurance - 2.3%
Everest Re Group	2,693	978,448
TOTAL COMMON STOCKS (Cost $21,903,733)		31,633,515

CONVERTIBLE BONDS - 18.3%	Par	Value
Health Care - 4.6%
BioMarin Pharmaceutical, 1.25%, 05/15/2027	793,000	745,816
Halozyme Therapeutics, 1.00%, 08/15/2028	940,000	1,202,099
		1,947,915

Industrials - 2.9%
Middleby, 1.00%, 09/01/2025	377,000	454,360
Parsons, 2.63%, 03/01/2029	798,000	795,207
		1,249,567

Information Technology - 10.8%
Akamai Technologies, 0.38%, 09/01/2027	1,025,000	997,837
Dropbox, 0.00%, 03/01/2028	1,115,000	1,097,160
ON Semiconductor
0.00%, 05/01/2027(b)	159,000	167,944
0.50%, 03/01/2029	872,000	751,054
Verint Systems, 0.25%, 04/15/2026	799,000	755,854
Vishay Intertechnology, 2.25%, 06/15/2025	837,000	819,254
		4,589,103
TOTAL CONVERTIBLE BONDS (Cost $7,595,846)		7,786,585

EXCHANGE TRADED FUNDS - 0.8%	Shares	Value
Aberdeen Standard Physical Platinum Shares Fund (a)	3,820	349,033
TOTAL EXCHANGE TRADED FUNDS (Cost $336,872)		349,033

SHORT-TERM INVESTMENTS - 6.5%	Shares	Value
Money Market Funds - 6.5%
First American Treasury Obligations Fund - Class X, 4.26% (c)	2,774,017	2,774,017
TOTAL SHORT-TERM INVESTMENTS (Cost $2,774,017)		2,774,017

TOTAL INVESTMENTS - 99.9% (Cost $32,610,468)		42,543,150
Other Assets in Excess of Liabilities - 0.1%		26,222
TOTAL NET ASSETS - 100.0%		$42,569,372

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Zero coupon bonds make no periodic interest payments.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Prospector Capital Appreciation Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$31,633,515	$–	$–	$31,633,515
Convertible Bonds	–	7,786,585	–	7,786,585
Exchange Traded Funds	349,033	–	–	349,033
Money Market Funds	2,774,017	–	–	2,774,017
Total Investments	$34,756,565	$7,786,585	$–	$42,543,150

Refer to the Schedule of Investments for further disaggregation of investment categories.